Taxes (Details) - Schedule of reconciles the statutory rate to the Company's effective tax rate		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciles the statutory rate to the Company's effective tax rate [Abstract]
China Statutory income tax rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(2.10%)	(2.40%)	(3.90%)
Non-PRC entities not subject to PRC tax	[1]	2.10%	10.50%	6.30%
Research & Development (“R&D”) tax credit	[2]	0.40%	(1.40%)	(0.40%)
Non-deductible expenses - permanent difference	[3]	(0.10%)	0.50%	0.30%
Change in valuation allowance		(34.40%)	(4.00%)	3.90%
Effective tax rate		(9.10%)	28.20%	31.20%

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 175% of current year R&D expense approved by the local tax authority may be deducted from tax income.
[3]	Represents expenses incurred by the Company that were not deductible for PRC income tax.